Neiman Large Cap Value Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,400	RTX Corporation	$ 1,664,628	4.40%

Beverages
13,700	The Coca-Cola Company	969,275	2.56%

Electronic Computers
6,500	Apple Inc.	1,333,605	3.53%

Fire, Marine & Casualty Insurance
1,300	Berkshire-Hathaway Inc. - Class B *	631,501	1.67%

Gas & Other Services Combined
15,700	Sempra Energy	1,189,589	3.14%

Hospitals & Medical Service Plans
1,600	UnitedHealth Group, Inc.	499,152	1.32%

Metal Mining
8,531	Southern Copper Corporation	863,081	2.28%

Misc Industrial & Commercial Machinery & Equipment
3,700	Eaton Corporation PLC (Ireland)	1,320,863	3.49%

National Commercial Banks
3,500	JPMorgan Chase & Co.	1,014,685
5,000	The PNC Financial Services Group, Inc.	932,100
		1,946,785	5.15%

Petroleum Refining
6,100	Chevron Corporation	873,459
9,300	Exxon Mobil Corporation	1,002,540
6,900	Phillips 66	823,170
4,900	Valero Energy Corporation	658,658
		3,357,827	8.88%

Pharmaceutical Preparations
1,800	AbbVie Inc.	334,116
5,900	Johnson & Johnson	901,225
8,600	Merck & Co.	680,776
		1,916,117	5.07%

Radio & TV Broadcasting & Communications Equipment
5,300	QUALCOMM Incorporated	844,078	2.23%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation	782,272	2.07%

Retail - Variety Stores
1,900	Costco Wholesale Corp.	1,880,886	4.97%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc. - Class A	1,102,480	2.91%

Security Brokers, Dealers & Flotation Companies
14,600	The Charles Schwab Corporation	1,332,104	3.52%

Semiconductors & Related Devices
3,200	Analog Devices, Inc.	761,664
5,700	Broadcom, Inc.	1,571,205
7,000	NVIDIA Corporation	1,105,930
3,800	Texas Instruments Incorporated	788,956
		4,227,755	11.18%

Services - Business Services, NEC
2,700	Accenture PLC - Class A (Ireland)	807,003	2.13%

Services - Computer Processing & Data Preparation
3,500	Alphabet, Inc. - Class A	616,805
3,300	Automatic Data Processing, Inc.	1,017,720
1,400	Meta Platforms, Inc. - Class A	1,033,326
		2,667,851	7.05%

Services - Prepackaged Software
3,000	Microsoft Corporation	1,492,230	3.94%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,100	Procter & Gamble Co.	812,532	2.15%

Special Industry Machinery, NEC
13,500	Lam Research Corporation	1,314,090	3.47%

Tobacco Products
10,400	Altria Group Inc.	609,752
6,700	Philip Morris International, Inc.	1,220,271
		1,830,023	4.84%

Total for Common Stocks (Cost - $20,019,547)		34,785,727	91.95%

Real Estate Investment Trusts
8,800	Lamar Advertising Company - Class A	1,067,968
Total for Real Estate Investment Trusts (Cost - $671,415)		1,067,968	2.82%

MONEY MARKET FUNDS
1,959,245	Goldman Sachs FS Government Fund Institutional
	Class 4.22% **	1,959,245	5.18%
Total for Money Market Funds (Cost - $1,959,245)

	Total Investments	37,812,941	99.95%
	(Cost - $22,650,207)

	Other Assets in Excess of Liabilities	17,918	0.05%

	Net Assets	$ 37,830,858	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2025.